CONDENSED SCHEDULE OF INVESTMENTS (U.S. TREASURY NOTES) (Parenthetical) - Millburn Multi Markets Trading L P [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US Treasury Notes [Member]
Investment Holdings [Line Items]
Investment Interest Rate	0.75%	1.00%
Investment Maturity Date	Feb. 15, 2019	Feb. 15, 2018
US Treasury Notes [Member]
Investment Holdings [Line Items]
Investment Interest Rate	0.875%	1.00%
Investment Maturity Date	May 15, 2019	May 15, 2018
US Treasury Notes [Member]
Investment Holdings [Line Items]
Investment Interest Rate	0.75%	1.00%
Investment Maturity Date	Aug. 15, 2019	Aug. 15, 2018
US Treasury Notes [Member]
Investment Holdings [Line Items]
Investment Interest Rate	1.00%	1.25%
Investment Maturity Date	Nov. 15, 2019	Nov. 15, 2018
Total US Treasury Notes [Member]
Investment Holdings [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 408,968,904	$ 486,896,145